Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2012
Accounting Policies [Abstract]
Schedule Of Potential Common Stock Equivalents

As at	April 30 2012	April 30 2011	April 30, 2010
Preferred A Shares	-	-
Preferred A Warrants	19,250,000	19,250,000	3,459,295
Preferred B Shares	8,799,995	10,000,000	1,540,000
Preferred B Warrants	15,399,125	17,500,000	2,000,000
Senior I Notes	12,646,000	11,750,000	1,000,000
Senior I Warrants	12,500,000	12,500,000	–
Senior II Notes	23,000,000	23,000,000	–
Senior II Warrants	9,200,000	9,200,000	–
Junior Notes	12,988,903	12,505,340	–
Consulting Warrants	2,720,000	2,720,000	–
Stock Options	775,000	1,404,300	1,069,800
Compensation Warrants	480,000	480,000	-
	117,759,023	120,309,640	81,062,750